STOCKHOLDERS' EQUITY (Details 5) - $ / shares	6 Months Ended	9 Months Ended
	Mar. 31, 2019	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning	$ 10.13	$ 10.13
Granted		1.31
Expired/ Forfeited		5.34
Outstanding, ending		$ 5.05
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning	6,075,874	6,075,874
Granted	194,354
Expired/ Forfeited	(555)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning	$ 4.53	$ 4.53
Granted	1.02
Expired/ Forfeited	$ 55.00